21. PROVISION FOR ENVIRONMENTAL LIABILITIES AND ASSET RETIREMENT OBLIGATIONS	12 Months Ended
Dec. 31, 2020
Provision For Environmental Liabilities And Asset Retirement Obligations
PROVISION FOR ENVIRONMENTAL LIABILITIES AND ASSET RETIREMENT OBLIGATIONS
21.	PROVISION FOR ENVIRONMENTAL LIABILITIES AND ASSET RETIREMMENT OBLIGATIONS

The balance of provisions for environmental liabilities and deactivation of assets can be shown as follows:

		Consolidated
	12/31/2020	12/31/2019
Environmental liabilities	192,830	192,270
Asset retirement obligations	611,005	331,731
	803,835	524,001

21.a)	Environmental liabilities

As of December 31, 2020, a provision is maintained for application in expenses related to services for the investigation and environmental recovery of potential contaminated, degraded areas and in the process of exploration under the responsibility of the Company in the states of Rio de Janeiro, Minas Gerais and Santa Catarina. Expenditure estimates are periodically reviewed, adjusting, whenever necessary, the amounts already accounted for. These are the Management’s best estimates considering studies and environmental recovery projects. These provisions are recorded in the account for other operating expenses.

Provisions are measured at the present value of the expenses that must be required to settle the obligation, using a pre-tax rate, which reflects current market valuations of money at the time and the specific risks of the obligation. The increase in the obligation due to the passage of time is recognized as other operating expenses.

Some contingent environmental liabilities are monitored by the environmental area and have not been provisioned because their characteristics do not meet the recognition criteria in IAS 37.

21.b)	Asset retirement obligation

In 2020, after anticipating the discontinuation of the dams used in its mining activities, the Company updated the study to recognize the costs of deactivating mining assets. The study resulted in an increase of the provision by R$279 million, mainly due to:

i)	expansion of operational areas with the implementation of new technologies;
ii)	revision in the process of de-characterization of dams and
iii)	application of inflation indices on costs.

Accounting Policy

The Company recognizes a provision for recovery costs, when a loss is probable, and the amounts of the related costs are reasonably determined. Generally, the provisioning period for the amount to be used for recovery coincides with the completion of a feasibility study or commitment to a formal action plan.

Expenses related to compliance with environmental regulations are charged to income or capitalized, as appropriate. Capitalization is considered appropriate when expenses refer to items that will continue to benefit the Company and that are basically relevant to the acquisition and installation of equipment for pollution control and / or prevention.

Asset retirement obligation (ARO) liabilities consist of cost estimates for deactivation, demobilization or restoration of areas at the end of mining activities and extraction of mineral resources. The initial measurement is recognized as a liability discounted to present value and, subsequently, carried to expenses over time. The asset deactivation cost equivalent to the initial liability is capitalized as part of the asset’s carrying amount and depreciated over the asset’s useful life.